Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical segment information:
Revenue	$ 103,521,823	$ 97,361,634	$ 101,757,181
Assets	293,742,081	271,246,332
Additions to Property, Plant and Equipment	23,267,847	20,131,738	19,108,284
Mexico
Geographical segment information:
Revenue	90,815,023	84,664,293	88,388,569
Additions to Property, Plant and Equipment	22,859,403	19,707,436	18,804,629
Other countries
Geographical segment information:
Revenue	12,706,800	12,697,341	13,368,612
Additions to Property, Plant and Equipment	408,444	424,302	303,655
Operating segment
Geographical segment information:
Revenue	103,521,823	97,361,634	101,757,181
Assets	246,925,110	227,316,463	222,201,935
Additions to Property, Plant and Equipment	23,267,847	20,131,738	19,108,284
Operating segment | Mexico
Geographical segment information:
Assets	230,559,883	215,395,954	211,592,987
Operating segment | Other countries
Geographical segment information:
Assets	$ 16,365,227	$ 11,920,509	$ 10,608,948